Prudential Day One 2065 Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	1,631	$30,090
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	2,453	30,078
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	3,462	23,990
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	5,772	60,086
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	11,160	145,970
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	8,138	138,597
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	5,720	53,478
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	5,996	93,663
PGIM Total Return Bond Fund (Class R6)	1,785	21,475

Total Long-Term Investments (cost $574,889)		597,427

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $461)	461	461

TOTAL INVESTMENTS 100.0% (cost $575,350)(wd)		597,888
Other assets in excess of liabilities 0.0%		13

Net Assets 100.0%		$597,901

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds